Operating Leases (Details) - USD ($)	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019
Disclosure Text Block [Abstract]
Rent expense	$ 616,113	$ 537,262	$ 515,010